Provision for Inventory Purchase Commitments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Provision for Inventory Purchase Commitments.
Provision for inventory purchase commitments	$ 135,321	851,694
Provision for inventory purchase commitments to be fullfilled in the next 12 months	$ 12,805	80,592